Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tactical Investment Series Trust
Entity Central Index Key	0001843263
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
TFA Tactical Income Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA Tactical Income Fund
Class Name	Class I
Trading Symbol	TFAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TFA Tactical Income Fund (the “Fund”) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-tactical-income-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds/tfa-tactical-income-fund
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$105	2.09%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.09%
Net Assets	$ 23,429,308
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 94,789
Investment Company, Portfolio Turnover	168.89%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$23,429,308
Number of Portfolio Holdings	29
Investment Advisory Fees Paid	$94,789
Portfolio Turnover Rate	168.89%

Holdings [Text Block]	What did the Fund invest in? Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
State Street SPDR Bloomberg High Yield Bond ETF	24.64%
iShares iBoxx USD High Yield Corporate Bond ETF	18.06%
State Street SPDR Bloomberg Convertible Securities ETF	6.81%
ProShares UltraShort 20+ Year Treasury	5.25%
iShares Core U.S. Aggregate Bond ETF	4.22%
ProShares Short 7-10 Treasury	4.21%
Vanguard Total Stock Market ETF	3.63%
Return Stacked Bonds & Managed Futures ETF	2.54%
ProShares High Yield-Interest Rate Hedged ETF	2.51%
iShares Fallen Angels USD Bond ETF	2.51%

Tactical Allocation Fund (Class I)
Shareholder Report [Line Items]
Fund Name	Tactical Allocation Fund
Class Name	Class I
Trading Symbol	TFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Allocation Fund (formerly, the Tactical Growth Allocation Fund) (the “Fund”) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tactical-allocation-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds/tactical-allocation-fund
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$107	2.09%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.09%
Net Assets	$ 42,570,968
Holdings Count | Holdings	147
Advisory Fees Paid, Amount	$ 223,640
Investment Company, Portfolio Turnover	151.65%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$42,570,968
Number of Portfolio Holdings	147
Investment Advisory Fees Paid	$223,640
Portfolio Turnover Rate	151.65%

Holdings [Text Block]	What did the Fund invest in? Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Invesco QQQ Trust Series 1	12.39%
HCM Defender 100 Index ETF	11.35%
HCM Defender 500 Index ETF	11.31%
Direxion HCM Tactical Enhanced U.S. ETF	10.08%
Fidelity Government Portfolio	1.92%
AbbVie, Inc.	1.78%
FT Vest Laddered Buffer ETF	1.66%
NVIDIA Corp.	1.56%
Federated Hermes Treasury Obligations Fund	1.51%
Oruka Therapeutics, Inc.	1.47%

TFA Quantitative Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA Quantitative Fund
Class Name	Class I
Trading Symbol	TFAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TFA Quantitative Fund (the “Fund”) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-quantitative-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds/tfa-quantitative-fund
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$102	1.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%
Net Assets	$ 72,473,933
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 432,501
Investment Company, Portfolio Turnover	180.69%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$72,473,933
Number of Portfolio Holdings	79
Investment Advisory Fees Paid	$432,501
Portfolio Turnover Rate	180.69%

Holdings [Text Block]	What did the Fund invest in? Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
iShares U.S. Technology ETF	9.31%
Invesco QQQ Trust Series 1	8.78%
HCM Defender 100 Index ETF	8.25%
HCM Defender 500 Index ETF	7.84%
Direxion HCM Tactical Enhanced U.S. ETF	7.60%
Fidelity Government Portfolio	6.73%
Direxion NASDAQ-100 Equal Weighted Index ETF	4.74%
FT Vest Laddered Buffer ETF	4.22%
ProShares Ultra S&P500	3.54%
Innovator Laddered Allocation Buffer ETF	3.46%

TFA AlphaGen Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA AlphaGen Fund
Class Name	Class I
Trading Symbol	TFAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TFA AlphaGen Fund (formerly, the TFA AlphaGen Growth Fund) (the “Fund”) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-alphagen-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds/tfa-alphagen-fund
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$109	2.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.09%
Net Assets	$ 54,941,270
Holdings Count | Holdings	94
Advisory Fees Paid, Amount	$ 332,918
Investment Company, Portfolio Turnover	228.58%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$54,941,270
Number of Portfolio Holdings	94
Investment Advisory Fees Paid	$332,918
Portfolio Turnover Rate	228.58%

Holdings [Text Block]	What did the Fund invest in? Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Direxion NASDAQ-100 Equal Weighted Index ETF	7.51%
FT Vest Buffered Allocation Growth ETF	5.75%
Vanguard Total Stock Market ETF	5.08%
Innovator Laddered Allocation Buffer ETF	4.64%
FT Vest Laddered Buffer ETF	4.60%
Fidelity Government Portfolio	4.00%
State Street Technology Select Sector SPDR ETF	3.66%
ProShares Ultra QQQ	3.47%
State Street Energy Select Sector SPDR ETF	3.09%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	2.74%